UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	12/31/14

Date of reporting period:	03/31/14

ITEM 1.  Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at March 31, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	63.5%
U.S. Government Obligations	30.3%
Foreign Stocks & ADR’s	3.9%
Cash and Other	2.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
United Technologies Corp.	1.8%
Microsoft Corp.	1.5%
Schlumberger Ltd.	1.5%
Honeywell Int’l., Inc.	1.5%
Noble Energy, Inc.	1.3%
Canadian National Railway Co.	1.3%
Cisco Systems, Inc.	1.3%
Merck & Co., Inc.	1.3%
EOG Resources, Inc.	1.2%
McDonald’s Corp.	1.2%
Total of Net Assets	13.9%

Top Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AD9193	5.00%	09/01/40	5.2%
FHLMC G05624	4.50%	09/01/39	5.0%
FHLMC G05483	4.50%	06/01/39	4.9%
FNMA TBA MAY	4.50%	12/01/99	3.3%
FNMA AS0489	2.50%	09/01/28	2.9%
FHLMC J22900	2.50%	03/01/28	2.8%
FNMA 725423	5.50%	05/01/34	2.2%
FNMA 725610	5.50%	07/01/34	2.1%
GNMA II MA1288	5.00%	09/20/43	1.9%
Total of Net Assets			30.3%

Average Effective Duration (for all Fixed Income Holdings) 4.7 years**

*“Top 10 Equity Holdings” and “Top Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

Schedule of Investments

at March 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 30.3%
U.S. Government Agency Obligations 30.3%
Federal Home Loan Mortgage Corporation 12.7%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	449 M	$450,143
30-Year:
FHLMC G05483
4.5%, 06/01/39	727 M	778,339
FHLMC G05624
4.5%, 09/01/39	739 M	791,719
		1,570,058
Total Federal Home Loan Mortgage Corporation		2,020,201

Federal National Mortgage Association 15.7%
Mortgage-Backed Securities:
15-Year:
FNMA AS0489
2.5%, 09/01/28	458 M	458,577
30-Year:
FNMA 725423
5.5%, 05/01/34	316 M	352,086
FNMA 725610
5.5%, 07/01/34	303 M	337,081
FNMA AD9193
5%, 09/01/40	752 M	822,492
FNMA TBA MAY
4.5%, 12/01/99(a)	500 M	531,719
		2,043,378
Total Federal National Mortgage Association		2,501,955

Government National Mortgage Corporation 1.9%
Mortgage-Backed Securities:
30-Year:
GNMA II MA1288
5%, 09/20/43	274 M	299,768
Total U.S. Government Obligations (Cost $4,818,236)		4,821,924

	Shares
Domestic Common Stocks 63.5%
Consumer Discretionary 5.8%
Coach, Inc.	600	29,796
Comcast Corp.	3,000	146,280
Gap, Inc.	3,500	140,210
McDonald’s Corp.	2,000	196,060
Nike, Inc.	300	22,158
Omnicom Group, Inc.	1,500	108,900
Time Warner Cable, Inc.	500	68,590
Time Warner, Inc.	1,500	97,995

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
TJX Cos., Inc.	2,000	$121,300
		931,289
Consumer Staples 3.8%
CVS Caremark Corp.	1,500	112,290
Kraft Foods Group, Inc.	833	46,731
PepsiCo, Inc.	1,000	83,500
Philip Morris Int’l., Inc.	1,000	81,870
Procter & Gamble Co.	1,800	145,080
Wal-Mart Stores, Inc.	1,800	137,574
		607,045
Energy 6.3%
Chevron Corp.	800	95,128
EOG Resources, Inc.	1,000	196,170
ExxonMobil Corp.	1,500	146,520
Marathon Oil Corp.	2,500	88,800
Noble Energy, Inc.	3,000	213,120
Schlumberger Ltd.	2,500	243,750
Weatherford Int’l. Ltd.*	1,300	22,568
		1,006,056
Financials 11.8%
ACE Ltd.	1,500	148,590
American Express Co.	2,000	180,060
Bank of America Corp.	6,000	103,200
Bank of New York Mellon Corp.	1,000	35,290
Chubb Corp.	1,000	89,300
CME Group, Inc.	1,000	74,010
Discover Financial Services*	1,000	58,190
Goldman Sachs Group, Inc.	800	131,080
JPMorgan Chase & Co.	2,500	151,775
McGraw-Hill Financial, Inc.	1,200	91,560
MetLife, Inc.	2,000	105,600
Morgan Stanley	3,000	93,510
PNC Financial Services Group, Inc.	1,000	87,000
The Travelers Cos., Inc.	2,000	170,200
US Bancorp	4,300	184,298
Wells Fargo & Co.	3,500	174,090
		1,877,753
Health Care 9.6%
Amgen, Inc.	1,000	123,340
Becton Dickinson & Co.	1,000	117,080
Bristol-Myers Squibb Co.	2,500	129,875
Covidien PLC	2,000	147,320
Eli Lilly & Co.	2,000	117,720
Gilead Sciences, Inc.*	800	56,688
Johnson & Johnson	1,500	147,345
Medtronic, Inc.	1,000	61,540
Merck & Co., Inc.	3,500	198,695
Pfizer, Inc.	4,500	144,540
Stryker Corp.	1,000	81,470
UnitedHealth Group, Inc.	1,000	81,990
Zimmer Holdings, Inc.	700	66,206
Zoetis, Inc.	2,000	57,880
		1,531,689
Industrials 8.7%
Boeing Co.	800	100,392
Canadian National Railway Co.	3,600	202,392
Deere & Co.	1,500	136,200
General Dynamics Corp.	800	87,136
General Electric Co.	5,000	129,450
Honeywell Int’l., Inc.	2,500	231,900
Northrop Grumman Corp.	800	98,704
Tyco Int’l. Ltd.	2,500	106,000
United Technologies Corp.	2,500	292,100
		1,384,274
Information Technology 13.2%
Accenture PLC	1,500	119,580
Altera Corp.	2,500	90,600
ANSYS, Inc.*	500	38,510
Apple, Inc.	300	161,022
Broadcom Corp.	2,500	78,700
Check Point Software Technologies Ltd.*	2,000	135,260
Cisco Systems, Inc.	9,000	201,690
EMC Corp.	5,000	137,050
Intel Corp.	3,500	90,335
Int’l. Business Machines Corp.	500	96,245
KLA-Tencor Corp.	1,000	69,140
Microsoft Corp.	6,000	245,940
NetApp, Inc.	3,000	110,700
Riverbed Technology, Inc.*	2,800	55,188
Seagate Technology PLC	1,800	101,088
Texas Instruments, Inc.	4,000	188,600
Visa, Inc.	700	151,102
Western Union Co.	2,500	40,900
		2,111,650
Materials 2.7%
EI Du Pont de Nemours & Co.	2,500	167,750
Freeport-McMoRan Copper & Gold, Inc.	4,000	132,280
Praxair, Inc.	1,000	130,970
		431,000
Telecommunication Services 1.6%
Rogers Communications, Inc.	2,500	103,600
Verizon Communications, Inc.	3,000	142,710
		246,310
Total Domestic Common Stocks (Cost $5,378,315)		10,127,066

Foreign Stocks & ADR’s 3.9%
Australia 0.6%
BHP Billiton Ltd. ADR	1,500	101,655

Germany 1.0%
SAP AG ADR	2,000	162,620

Mexico 0.5%
America Movil SAB de CV ADR	4,000	79,520

Netherlands 1.0%
Unilever NV ADR	4,000	164,480

Spain 0.5%
Banco Bilbao Vizcaya Argentaria SA ADR	6,000	72,060

Switzerland 0.3%
ABB Ltd. ADR	1,945	50,162
Total Foreign Stocks & ADR’s (Cost $518,268)		630,497

Institutional Money Market Funds 7.3%
State Street Institutional US Government Money Market Fund (Cost $1,156,412)	1,156,412	1,156,412
Total Investments 105.0% (Cost $11,871,231)†		16,735,899
Excess of Liabilities Over Other Assets (5.0)%		(792,506)
Net Assets 100.0%		$15,943,393

*	Non-income producing.

†

Cost for federal income tax purposes is $11,871,231. At March 31, 2014 unrealized appreciation for federal income tax purposes aggregated $4,864,668 of which $5,034,452 related to appreciated securities and $169,784 related to depreciated securities.

(a)	To be announced.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at March 31, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	9.9%
1 yr. to 2.99 yrs.	5.5%
3 yrs. to 3.99 yrs.	11.8%
4 yrs. to 5.99 yrs.	30.3%
6 yrs. to 7.99 yrs.	37.8%
8 yrs. and over	4.7%

Average Effective Duration (for all Fixed Income Holdings) 5.3 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 3859 JB	5.00%	05/15/41	4.4%
GNMA II MA1288	5.00%	09/20/43	4.3%
FHLMC Q02664	4.50%	08/01/41	3.7%
FNMA AS0489	2.50%	09/01/28	3.2%
GNMA II 005175	4.50%	09/20/41	3.1%
WP Carey, Inc.	4.60%	04/01/24	2.7%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.7%
Ericsson LM	4.125%	05/15/22	2.7%
Rowan Cos, Inc.	4.875%	06/01/22	2.3%
Reliance Steel & Aluminum Co.	4.50%	04/15/23	2.1%
Total of Net Assets			31.2%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at March 31, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 26.3%
U.S. Government Agency Obligations 26.3%
Federal Home Loan Mortgage Corporation 9.7%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,765,401
Mortgage-Backed Securities:
30-Year:
FHLMC A90197
4.5%, 12/01/39	922 M	988,789
FHLMC Q02664
4.5%, 08/01/41	2,234 M	2,386,867
		3,375,656
Total Federal Home Loan Mortgage Corporation		6,141,057

Federal National Mortgage Association 9.1%
Mortgage-Backed Securities:
15-Year:
FNMA AS0489
2.5%, 09/01/28	2,050 M	2,054,043
30-Year:
FNMA 725423
5.5%, 05/01/34	1,190 M	1,324,956
FNMA 725610
5.5%, 07/01/34	1,121 M	1,248,449
FNMA AD9193
5%, 09/01/40	1,075 M	1,174,988
		3,748,393
Total Federal National Mortgage Association		5,802,436

Government National Mortgage Corporation 7.5%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	51 M	51,752
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,824 M	1,967,239
GNMA II MA1288
5%, 09/20/43	2,511 M	2,747,873
		4,715,112
Total Government National Mortgage Corporation		4,766,864
Total U.S. Government Obligations (Cost $16,698,452)		16,710,357

Corporate Bonds 63.7%
Basic Industry 10.9%
Alfa SAB de CV
5.25%, 03/25/24(a)	930 M	955,575
Barrick Gold Corp.
4.1%, 05/01/23	270 M	256,609
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	275 M	294,250
CF Industries, Inc.
3.45%, 06/01/23	975 M	941,483
Glencore Funding LLC
4.125%, 05/30/23(a)	1,100 M	1,052,567
Methanex Corp.
5.25%, 03/01/22	1,230 M	1,334,010
Packaging Corp of America
4.5%, 11/01/23	400 M	414,834
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,335 M	1,338,974
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	300 M	324,000
		6,912,302
Capital Goods 1.4%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	290 M	298,700
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(a)	585 M	590,850
		889,550
Consumer Cyclical 3.7%
Chrysler Group LLC
8.25%, 06/15/21	305 M	346,556
Ford Motor Credit Co LLC
4.25%, 09/20/22	1,110 M	1,145,899
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	840 M	867,478
		2,359,933
Consumer Non-Cyclical 3.6%
Albea Beauty Holdings SA
8.375%, 11/01/19(a)	355 M	386,950
Pernod-Ricard SA
4.45%, 01/15/22(a)	1,010 M	1,058,030

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Tervita Corp.
10.875%, 02/15/18(a)	265 M	$267,319
9.75%, 11/01/19(a)	570 M	555,750
		2,268,049
Energy 14.5%
Access Midstream Partners LP
6.125%, 07/15/22	150 M	162,187
Gastar Exploration USA, Inc.
8.625%, 05/15/18(a)	315 M	324,450
Halcon Resources Corp.
8.875%, 05/15/21	195 M	203,288
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	740 M	777,000
Nabors Industries, Inc.
5.1%, 09/15/23(a)	710 M	740,222
Penn Virginia Resource Partners LP
8.375%, 06/01/20	126 M	142,065
PVR Partners LP / Penn Virginia Resource Finance Corp II
6.5%, 05/15/21	430 M	461,175
Rowan Cos, Inc.
4.875%, 06/01/22	1,390 M	1,440,332
Spectra Energy Capital LLC
3.3%, 03/15/23	1,270 M	1,156,137
Talisman Energy, Inc.
3.75%, 02/01/21	930 M	926,116
TC PipeLines LP
4.65%, 06/15/21	295 M	304,734
Transocean, Inc.
6.5%, 11/15/20	1,110 M	1,248,145
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,205 M	1,313,058
		9,198,909
Financials 2.7%
FirstMerit Corp.
4.35%, 02/04/23	960 M	981,928
People’s United Financial, Inc.
3.65%, 12/06/22	755 M	741,224
		1,723,152
Insurance 4.6%
American Int’l. Group, Inc.
5.6%, 10/18/16	885 M	980,717
Genworth Holdings, Inc.
4.9%, 08/15/23	445 M	467,509
Infinity Property & Casualty Corp.
5%, 09/19/22	1,230 M	1,271,161
XL Group PLC
6.5%, 12/31/49(b)	240 M	237,300
		2,956,687
Media 2.9%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(a)	240 M	252,000
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,293,545
Videotron Ltd.
5%, 07/15/22	325 M	327,437
		1,872,982
Real Estate 5.7%
CBL & Associates LP
5.25%, 12/01/23	925 M	953,587
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	850 M	942,910
WP Carey, Inc.
4.6%, 04/01/24	1,740 M	1,742,762
		3,639,259
Technology 1.4%
Amphenol Corp.
2.55%, 01/30/19	925 M	922,627

Telecommunications 6.1%
Ericsson LM
4.125%, 05/15/22	1,685 M	1,724,138
Rogers Communications, Inc.
4.1%, 10/01/23	780 M	801,048
T-Mobile USA, Inc.
6.125%, 01/15/22	160 M	168,200
Verizon Communications, Inc.
6.55%, 09/15/43	1,000 M	1,221,336
		3,914,722
Transportation 3.3%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(a)	1,690 M	1,733,036
Watco Cos LLC
6.375%, 04/01/23(a)	330 M	336,600
		2,069,636
Utilities 2.9%
Allegheny Technologies, Inc.
5.875%, 08/15/23	1,160 M	1,215,456
NGL Energy Partners LP
6.875%, 10/15/21(a)	600 M	627,000
		1,842,456
Total Corporate Bonds (Cost $40,019,679)		40,570,264

	Shares
Institutional Money Market Funds 8.8%
State Street Institutional US Government Money Market Fund (Cost $5,608,130)	5,608,130	5,608,130
Total Investments 98.8% (Cost $62,326,261)†		62,888,751
Other Assets in Excess of Liabilities 1.2%		751,379
Net Assets 100.0%		$63,640,130

†

Cost for federal income tax purposes is $62,326,261. At March 31, 2014 unrealized appreciation for federal income tax purposes aggregated $562,490 of which $865,575 related to appreciated securities and $303,085 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2014, the market value of rule 144A securities amounted to $9,174,599 or 14.42% of net assets.

(b)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at March 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.3%
Financials	17.7%
Health Care	15.1%
Industrials	11.9%
Energy	10.4%
Consumer Discretionary	9.7%
Consumer Staples	8.7%
Materials	4.1%
Telecommunication Services	2.3%

Top 10 Holdings**

Description	Percent of Net Assets
Johnson & Johnson	2.1%
PepsiCo, Inc.	2.0%
Honeywell Int’l., Inc.	2.0%
Chevron Corp.	2.0%
United Technologies Corp.	1.9%
Texas Instruments, Inc.	1.9%
Time Warner, Inc.	1.9%
Procter & Gamble Co.	1.7%
Noble Energy, Inc.	1.7%
Microsoft Corp.	1.6%
Total of Net Assets	18.8%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Fund, and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.5%
Consumer Discretionary 9.7%
Coach, Inc.	11,600	$576,056
Comcast Corp.	60,000	2,925,600
Gap, Inc.	60,000	2,403,600
McDonald’s Corp.	22,000	2,156,660
Nike, Inc.	3,800	280,668
Nordstrom, Inc.	20,000	1,249,000
Omnicom Group, Inc.	20,000	1,452,000
Time Warner Cable, Inc.	10,000	1,371,800
Time Warner, Inc.	60,000	3,919,800
TJX Cos., Inc.	40,000	2,426,000
TRW Automotive Holdings Corp.*	20,000	1,632,400
		20,393,584
Consumer Staples 7.5%
CVS Caremark Corp.	30,000	2,245,800
Kraft Foods Group, Inc.	20,000	1,122,000
PepsiCo, Inc.	50,000	4,175,000
Philip Morris Int’l., Inc.	25,000	2,046,750
Procter & Gamble Co.	45,000	3,627,000
Wal-Mart Stores, Inc.	35,000	2,675,050
		15,891,600
Energy 10.4%
Apache Corp.	17,500	1,451,625
Chevron Corp.	35,000	4,161,850
EOG Resources, Inc.	12,000	2,354,040
ExxonMobil Corp.	35,000	3,418,800
Marathon Oil Corp.	50,000	1,776,000
Marathon Petroleum Corp.	20,000	1,740,800
Noble Energy, Inc.	50,000	3,552,000
Schlumberger Ltd.	30,000	2,925,000
Weatherford Int’l. Ltd.*	26,600	461,776
		21,841,891
Financials 16.9%
ACE Ltd.	23,000	2,278,380
American Express Co.	30,000	2,700,900
Bank of America Corp.	190,000	3,268,000
Bank of New York Mellon Corp.	20,000	705,800
Chubb Corp.	15,000	1,339,500
CME Group, Inc.	25,000	1,850,250
Discover Financial Services*	15,000	872,850
Goldman Sachs Group, Inc.	15,000	2,457,750
JPMorgan Chase & Co.	55,000	3,339,050
McGraw-Hill Financial, Inc.	26,600	2,029,580
MetLife, Inc.	40,000	2,112,000
Morgan Stanley	79,000	2,462,430
PNC Financial Services Group, Inc.	17,500	1,522,500
The Travelers Cos., Inc.	30,000	2,553,000
US Bancorp	63,000	2,700,180
Wells Fargo & Co.	70,000	3,481,800
		35,673,970
Health Care 14.3%
Amgen, Inc.	25,000	3,083,500
Becton Dickinson & Co.	15,000	1,756,200
Bristol-Myers Squibb Co.	50,000	2,597,500
Covidien PLC	25,000	1,841,500
Eli Lilly & Co.	25,000	1,471,500
Gilead Sciences, Inc.*	20,000	1,417,200
Johnson & Johnson	45,000	4,420,350
Medtronic, Inc.	25,000	1,538,500
Merck & Co., Inc.	60,000	3,406,200
Pfizer, Inc.	102,500	3,292,300
Stryker Corp.	20,000	1,629,400
UnitedHealth Group, Inc.	15,000	1,229,850
Zimmer Holdings, Inc.	15,000	1,418,700
Zoetis, Inc.	40,000	1,157,600
		30,260,300
Industrials 11.4%
Boeing Co.	20,000	2,509,800
Canadian National Railway Co.	46,200	2,597,364
Deere & Co.	20,000	1,816,000
General Dynamics Corp.	20,000	2,178,400
General Electric Co.	75,000	1,941,750
Honeywell Int’l., Inc.	45,000	4,174,200

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Northrop Grumman Corp.	7,500	$925,350
Tyco Int’l. Ltd.	50,000	2,120,000
United Technologies Corp.	35,000	4,089,400
Verisk Analytics, Inc.*	30,000	1,798,800
		24,151,064
Information Technology 17.2%
Accenture PLC	28,000	2,232,160
ANSYS, Inc.*	11,000	847,220
Apple, Inc.	3,300	1,771,242
Broadcom Corp.	25,000	787,000
Check Point Software Technologies Ltd.*	40,000	2,705,200
Cisco Systems, Inc.	120,000	2,689,200
EMC Corp.	100,000	2,741,000
Intel Corp.	60,000	1,548,600
Int’l. Business Machines Corp.	13,000	2,502,370
KLA-Tencor Corp.	20,000	1,382,800
Microsoft Corp.	85,000	3,484,150
NetApp, Inc.	45,400	1,675,260
Riverbed Technology, Inc.*	73,200	1,442,772
Seagate Technology PLC	33,400	1,875,744
Synopsys, Inc.*	31,000	1,190,710
Texas Instruments, Inc.	85,000	4,007,750
Visa, Inc.	10,000	2,158,600
Western Union Co.	75,000	1,227,000
		36,268,778
Materials 3.3%
EI Du Pont de Nemours & Co.	40,000	2,684,000
Freeport-McMoRan Copper & Gold, Inc.	70,000	2,314,900
Praxair, Inc.	15,000	1,964,550
		6,963,450
Telecommunication Services 1.8%
Rogers Communications, Inc.	35,000	1,450,400
Verizon Communications, Inc.	50,000	2,378,500
		3,828,900
Total Domestic Common Stocks (Cost $107,097,061)		195,273,537

Domestic Exchange Traded Funds 0.4%
Financials 0.4%
SPDR KBW Regional Banking (Cost $528,396)	25,000	1,034,500

Foreign Stocks & ADR’s 5.3%
Australia 0.8%
BHP Billiton Ltd. ADR	25,000	1,694,250

Germany 1.1%
SAP AG ADR	30,000	2,439,300

Mexico 0.5%
America Movil SAB de CV ADR	50,000	994,000

Netherlands 1.2%
Unilever NV ADR	60,000	2,467,200

Spain 0.4%
Banco Bilbao Vizcaya Argentaria SA ADR	75,000	900,750

Switzerland 1.3%
ABB Ltd. ADR	38,044	981,155
Novartis AG ADR	20,000	1,700,400
		2,681,555
Total Foreign Stocks & ADR’s (Cost $8,823,488)		11,177,055

Institutional Money Market Funds 1.6%
State Street Institutional US Government Money Market Fund (Cost $3,292,212)	3,292,212	3,292,212
Total Investments 99.8% (Cost $119,741,157)†		210,777,304
Other Assets in Excess of Liabilities 0.2%		340,743
Net Assets 100.0%		$211,118,047

*	Non-income producing.

†

Cost for federal income tax purposes is $119,741,157. At March 31, 2014 unrealized appreciation for federal income tax purposes aggregated $91,036,147 of which $92,972,654 related to appreciated securities and $1,936,507 related to depreciated securities.

ADR	- American Depositary Receipt
SPDR	- Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile (Unaudited)

at March 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.9%
Industrials	17.3%
Financials	15.6%
Consumer Discretionary	14.6%
Health Care	10.1%
Energy	7.3%
Consumer Staples	4.1%
Materials	4.0%
Utilities	2.2%

Top 10 Holdings**

Description	Percent of Net Assets
Altera Corp.	2.4%
Nuance Communications, Inc.	2.4%
Quanta Services, Inc.	2.3%
ITC Holdings Corp.	2.2%
DENTSPLY Int’l., Inc.	2.1%
Genesee & Wyoming, Inc.	1.9%
Skyworks Solutions, Inc.	1.9%
Waste Connections, Inc.	1.9%
Foot Locker, Inc.	1.8%
NICE Systems Ltd.	1.8%
Total of Net Assets	20.7%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 87.8%
Consumer Discretionary 14.6%
Ascena Retail Group, Inc.*	10,660	$184,205
Bloomin’ Brands, Inc.*	7,520	181,232
BorgWarner, Inc.	4,020	247,109
Dollar Tree, Inc.*	3,620	188,891
Foot Locker, Inc.	7,130	334,967
Jarden Corp.*	4,690	280,603
John Wiley & Sons, Inc.	4,700	270,908
Life Time Fitness, Inc.*	5,610	269,841
LKQ Corp.*	6,770	178,389
Morningstar, Inc.	2,530	199,921
PVH Corp.	1,780	222,091
Texas Roadhouse, Inc.	5,510	143,701
		2,701,858
Consumer Staples 4.1%
Church & Dwight Co., Inc.	4,250	293,547
Energizer Holdings, Inc.	2,290	230,695
Flowers Foods, Inc.	11,390	244,316
		768,558
Energy 7.3%
Denbury Resources, Inc.	17,810	292,084
Dril-Quip, Inc.*	1,800	201,780
Oasis Petroleum, Inc.*	4,530	189,037
Range Resources Corp.	2,590	214,892
Superior Energy Services, Inc.	9,060	278,686
Tidewater, Inc.	3,620	176,004
		1,352,483
Financials 11.0%
Affiliated Managers Group, Inc.*	1,090	218,054
City National Corp.	3,130	246,394
East West Bancorp, Inc.	6,330	231,045
HCC Insurance Holdings, Inc.	4,590	208,799
Invesco Ltd.	7,170	265,290
Raymond James Financial, Inc.	5,290	295,870
Signature Bank*	2,020	253,692
WR Berkley Corp.	4,970	206,851
Zions Bancorporation	3,760	116,485
		2,042,480
Health Care 9.2%
Bio-Rad Laboratories, Inc.*	1,510	193,461
DENTSPLY Int’l., Inc.	8,530	392,721
Henry Schein, Inc.*	1,750	208,898
IDEXX Laboratories, Inc.*	1,950	236,730
MEDNAX, Inc.*	4,510	279,530
Resmed, Inc.	4,080	182,335
Varian Medical Systems, Inc.*	2,490	209,135
		1,702,810
Industrials 17.3%
Ametek, Inc.	5,150	265,174
B/E Aerospace, Inc.*	3,540	307,237
Flowserve Corp.	2,840	222,486
Genesee & Wyoming, Inc.*	3,670	357,164
IHS, Inc.*	2,580	313,470
Jacobs Engineering Group, Inc.*	4,260	270,510
Masco Corp.	8,530	189,451
Quanta Services, Inc.*	11,390	420,291
Regal Beloit Corp.	3,530	256,666
Stericycle, Inc.*	2,140	243,147
Waste Connections, Inc.	7,990	350,441
		3,196,037
Information Technology 18.1%
Altera Corp.	12,420	450,101
Dolby Laboratories, Inc.*	6,830	303,935
Informatica Corp.*	7,300	275,794
Microchip Technology, Inc.	6,510	310,917
Nuance Communications, Inc.*	25,910	444,875
ON Semiconductor Corp.*	21,590	202,946
Open Text Corp.	5,680	270,993
Plantronics, Inc.	5,660	251,587
Riverbed Technology, Inc.*	11,690	230,410
Semtech Corp.*	10,290	260,748
Skyworks Solutions, Inc.*	9,390	352,313
		3,354,619
Materials 4.0%
AptarGroup, Inc.	3,350	221,435

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Rockwood Holdings, Inc.	3,560	$264,864
Steel Dynamics, Inc.	14,520	258,311
		744,610
Utilities 2.2%
ITC Holdings Corp.	10,850	405,248
Total Domestic Common Stocks (Cost $11,621,237)		16,268,703

Foreign Stocks & ADR’s 2.7%
Israel 1.8%
NICE Systems Ltd. ADR	7,420	331,377

United Kingdom 0.9%
Shire Ltd. ADR	1,170	173,780
Total Foreign Stocks & ADR’s (Cost $309,402)		505,157

Real Estate Investment Trusts 4.6%
Financials 4.6%
Corporate Office Properties Trust(a)	3,990	106,294
Digital Realty Trust, Inc.(a)	3,780	200,643
Federal Realty Investment Trust	970	111,278
Gaming and Leisure Properties, Inc.	5,090	185,581
Home Properties, Inc.(a)	3,990	239,879
Total Real Estate Investment Trusts (Cost $819,973)		843,675

Institutional Money Market Funds 3.8%
State Street Institutional US Government Money Market Fund (Cost $711,086)	711,086	711,086
Total Investments 98.9% (Cost $13,461,698)†		18,328,621
Other Assets in Excess of Liabilities 1.1%		200,485
Net Assets 100.0%		$18,529,106

*	Non-income producing.

†

Cost for federal income tax purposes is $13,461,698. At March 31, 2014 unrealized appreciation for federal income tax purposes aggregated $4,866,923 of which $4,955,184 related to appreciated securities and $88,261 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile (Unaudited)

at March 31, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.4%
Financials	18.5%
Consumer Discretionary	17.6%
Industrials	16.9%
Health Care	6.4%
Materials	5.7%
Energy	5.5%
Consumer Staples	1.8%
Utilities	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
NICE Systems Ltd.	1.9%
Dana Holding Corp.	1.7%
Finisar Corp.	1.7%
Actuant Corp.	1.6%
Stifel Financial Corp.	1.6%
Healthcare Services Group, Inc.	1.6%
Select Comfort Corp.	1.5%
Portfolio Recovery Associates, Inc.	1.5%
Life Time Fitness, Inc.	1.5%
Corporate Office Properties Trust	1.4%
Total of Net Assets	16.0%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at March 31, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 90.0%
Consumer Discretionary 17.6%
Arctic Cat, Inc.	13,380	$639,430
Ascena Retail Group, Inc.*	36,380	628,647
Bloomin’ Brands, Inc.*	26,560	640,096
Dana Holding Corp.	45,040	1,048,081
Hillenbrand, Inc.	20,180	652,419
Iconix Brand Group, Inc.*	20,020	786,185
John Wiley & Sons, Inc.	15,400	887,656
Life Time Fitness, Inc.*	18,700	899,470
Monro Muffler Brake, Inc.	11,740	667,771
Morningstar, Inc.	8,360	660,607
Penn National Gaming, Inc.*	34,630	426,642
Select Comfort Corp.*	51,310	927,685
Steven Madden Ltd.*	19,500	701,610
Texas Roadhouse, Inc.	18,800	490,304
Vitamin Shoppe, Inc.*	14,640	695,693
		10,752,296
Consumer Staples 1.8%
Casey’s General Stores, Inc.	9,140	617,772
Flowers Foods, Inc.	23,115	495,817
		1,113,589
Energy 5.5%
Dril-Quip, Inc.*	5,756	645,248
Oasis Petroleum, Inc.*	13,910	580,464
Stone Energy Corp.*	15,072	632,572
Superior Energy Services, Inc.	27,680	851,437
Tidewater, Inc.	13,970	679,221
		3,388,942
Financials 13.3%
City National Corp.	10,100	795,072
East West Bancorp, Inc.	20,850	761,025
Endurance Specialty Holdings Ltd.	12,110	651,881
Evercore Partners, Inc.	14,870	821,568
HCC Insurance Holdings, Inc.	15,100	686,899
MarketAxess Holdings, Inc.	7,960	471,391
Portfolio Recovery Associates, Inc.*	15,930	921,710
ProAssurance Corp.	13,810	614,959
Prosperity Bancshares, Inc.	12,600	833,490
Stifel Financial Corp.*	19,230	956,885
SVB Financial Group*	5,000	643,900
		8,158,780
Health Care 6.4%
Bio-Rad Laboratories, Inc.*	4,890	626,507
Haemonetics Corp.*	17,290	563,481
ICON PLC*	14,630	695,656
Magellan Health Services, Inc.*	11,620	689,647
NuVasive, Inc.*	16,960	651,434
Sirona Dental Systems, Inc.*	9,660	721,312
		3,948,037
Industrials 16.9%
Actuant Corp.	28,890	986,593
Clarcor, Inc.	14,550	834,443
Clean Harbors, Inc.*	13,170	721,584
Esterline Technologies Corp.*	7,170	763,892
Genesee & Wyoming, Inc.*	8,170	795,104
Healthcare Services Group, Inc.	32,800	953,168
Hub Group Inc.*	14,390	575,456
II-VI, Inc.*	28,360	437,595
Knight Transportation, Inc.	36,010	832,911
MYR Group, Inc.*	25,920	656,294
Regal Beloit Corp.	11,800	857,978
Ritchie Bros Auctioneers, Inc.	23,660	570,916
Toro Co.	10,830	684,348
Waste Connections, Inc.	15,000	657,900
		10,328,182
Information Technology 21.5%
Diodes, Inc.*	23,020	601,283
Finisar Corp.*	38,240	1,013,742
Hittite Microwave Corp.	10,780	679,571
j2 Global, Inc.	13,770	689,189

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Jack Henry & Associates, Inc.	10,340	$576,558
Lattice Semiconductor Corp.*	56,510	443,038
Micros Systems, Inc.*	10,430	552,060
ON Semiconductor Corp.*	66,300	623,220
Open Text Corp.	17,540	836,833
OSI Systems, Inc.*	8,530	510,606
Plantronics, Inc.	19,970	887,667
Power Integrations, Inc.	8,930	587,415
Progress Software Corp.*	26,420	575,956
QLogic Corp.*	69,240	882,810
RF Micro Devices, Inc.*	91,990	724,881
Riverbed Technology, Inc.*	41,100	810,081
Rofin-Sinar Technologies, Inc.*	26,560	636,378
Sapient Corp.*	39,230	669,264
Semtech Corp.*	33,370	845,596
		13,146,148
Materials 5.7%
AptarGroup, Inc.	11,000	727,100
Greif, Inc.	10,730	563,218
Rockwood Holdings, Inc.	9,250	688,200
Sensient Technologies Corp.	11,720	661,125
Steel Dynamics, Inc.	48,620	864,950
		3,504,593
Utilities 1.3%
Atmos Energy Corp.	17,130	807,337
Total Domestic Common Stocks (Cost $38,564,914)		55,147,904

Foreign Stocks & ADR’s 1.9%
Israel 1.9%
NICE Systems Ltd. ADR (Cost $728,438)	25,180	1,124,539

Real Estate Investment Trusts 5.2%
Financials 5.2%
BioMed Realty Trust, Inc.(a)	42,820	877,382
Corporate Office Properties Trust(a)	33,550	893,772
Gaming and Leisure Properties, Inc.	16,238	592,037
Home Properties, Inc.(a)	13,930	837,472
Total Real Estate Investment Trusts (Cost $2,739,640)		3,200,663

Institutional Money Market Funds 6.6%
State Street Institutional US Government Money Market Fund (Cost $4,055,943)	4,055,943	4,055,943
Total Investments 103.7% (Cost $46,088,935)†		63,529,049
Excess of Liabilities Over Other Assets (3.7)%		(2,257,782)
Net Assets 100.0%		$61,271,267

*	Non-income producing.

†

Cost for federal income tax purposes is $46,088,935. At March 31, 2014 unrealized appreciation for federal income tax purposes aggregated $17,440,114 of which $17,768,779 related to appreciated securities and $328,665 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2014 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$10,127,066	$—	$—	$10,127,066
Foreign Stocks & ADR’s	630,497	—	—	630,497
Institutional Money Market Funds	—	1,156,412	—	1,156,412
Mortgage-Backed Securities	—	4,821,924	—	4,821,924
Totals	$10,757,563	$5,978,336	$—	$16,735,899

Bond:
Collateralized Mortgage Obligations	$—	$2,765,401	$—	$2,765,401
Domestic Corporate Bonds	—	40,570,264	—	40,570,264
Institutional Money Market Funds	—	5,608,130	—	5,608,130
Mortgage-Backed Securities	—	13,944,956	—	13,944,956
Totals	$—	$62,888,751	$—	$62,888,751

Common Stock:
Domestic Common Stocks	$195,273,537	$—	$—	$195,273,537
Domestic Exchange Traded Funds	1,034,500	—	—	1,034,500
Foreign Stocks & ADR’s	11,177,055	—	—	11,177,055
Institutional Money Market Funds	—	3,292,212	—	3,292,212
Totals	$207,485,092	$3,292,212	$—	$210,777,304

Mid Cap:
Domestic Common Stocks	$16,268,703	$—	$—	$16,268,703
Foreign Stocks & ADR’s	505,157	—	—	505,157
Institutional Money Market Funds	—	711,086	—	711,086
Real Estate Investment Trusts	843,675	—	—	843,675
Totals	$17,617,535	$711,086	$—	$18,328,621

Small Company:
Domestic Common Stocks	$55,147,904	$—	$—	$55,147,904
Foreign Stocks & ADR’s	1,124,539	—	—	1,124,539
Institutional Money Market Funds	—	4,055,943	—	4,055,943
Real Estate Investment Trusts	3,200,663	—	—	3,200,663
Totals	$59,473,106	$4,055,943	$—	$63,529,049

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended March 31, 2014.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas H. Brownell
Thomas H. Brownell
President
Date: May 29, 2014

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: May 29, 2014